MORTGAGE LOANS (Details 2) (Commercial mortgage loans, USD $)	12 Months Ended
	Dec. 31, 2011 Category Y	Dec. 31, 2010
Commercial mortgage loans
Mortgage loans
Mortgage loans having participation feature	$ 876,800,000	$ 884,700,000
Maximum nonperforming mortgage loans, foreclosed properties and restructured loans to invested assets (as a percent)	0.12%
Nonperforming mortgage loans, foreclosed properties and restructured loans pursuant to pooling and servicing agreement	41,400,000
Number of loan categories	2
Nonperforming loans not subject to a pooling and servicing agreement	12,500,000
Foreclosed property related to loans not subject to a pooling and servicing agreement	9,900,000
Loans subject to a pooling and servicing agreement which are either nonperforming or restructured	18,400,000
Foreclosed property related to loans subject to a pooling and servicing agreement	500,000
Period for average credit loss factor (in years)	10
Average credit loss factor for commercial mortgage loan portfolio over past ten years (as a percent)	0.02%
Change in the allowance for credit losses
Beginning balance	11,650,000	1,725,000
Charge offs	(16,278,000)	(1,146,000)
Recoveries	(2,471,000)
Provision	13,574,000	11,071,000
Ending balance	$ 6,475,000	$ 11,650,000